Schedule III - Real Estate and Accumulated Depreciation - Reconciliation of Accumulated Depreciation (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation [Roll Forward]
Balance, beginning of period		$ 132
Depreciation expense	$ 132	10,703
Reclasses to held for sale	0	(518)
Dispositions	0	(206)
Balance, end of period	$ 132	$ 10,111